Credit from Banks and Others (Credit Facilities) (Details)	12 Months Ended
Dec. 31, 2022
Group Of International Banks [Member]
Disclosure of material loans and debentures [Line Items]
Date of the credit facility	March 2015
Date of credit facility termination	March 2025
The amount of the credit facility	USD 1,100 million [1]
Credit facility has been utilized	Euro 330 million
Interest rate	Up to 33% use of the credit: Libor/Euribor + 0.70%. From 33% to 66% use of the credit: Libor/Euribor + 0.80% 66% or more use of the credit: Libor/Euribor + 0.95%
Loan currency type	USD and Euro loans
Pledges and restrictions	Financial covenants - see Section D, a cross-default mechanism and a negative pledge.
Non-utilization fee	0.21%
European bank [Member]
Disclosure of material loans and debentures [Line Items]
Date of the credit facility	December 2016
Date of credit facility termination	May 2024
The amount of the credit facility	USD 30 million
Credit facility has been utilized	USD 30 million
Interest rate	Libor + 0.80%
Loan currency type	USD loans
Pledges and restrictions	Financial covenants - see Section D and a negative pledge.
Non-utilization fee	0.00%

[1]	In July 2022, the long-term credit facility decreased by $100 million following an agreement on early termination with one of the banks, a few months prior to the official termination date. The updated total credit facility is $1,100 million. most banks signed on to continue the credit facility agreement, and from March 2023 to March 2025, the total credit facility will amount to $1,000 million.